Significant accounting policies and judgements - Narrative (Details)				12 Months Ended
	Apr. 05, 2024 shares iteration $ / shares	Apr. 03, 2023 shares iteration $ / shares	Sep. 09, 2022 shares iteration $ / shares	Dec. 31, 2024 USD ($) tranche subsidiary $ / shares	Dec. 31, 2023 USD ($) subsidiary $ / shares	Dec. 31, 2022 USD ($) subsidiary
Disclosure of voluntary change in accounting policy [line items]
Number of subsidiaries | subsidiary				32	32	32
Restricted cash				$ 31,011,000	$ 1,834,000
Assets related to government grants				8,477	4,223,000
Government grants				1,775	$ 1,402,000	$ 59,000
Transaction price allocated to remaining performance obligations				120,188,000
Benefits paid or payable				$ 4,967
Percent share of benefits paid or payable				0.0034	0.0032	0.0021
Number of active policyholders, percentage				0.0008	0.0008	0.0007
Surplus of consolidation level, percentage				1.62	1.58	1.72
Useful life measured as period of time, intangible assets other than goodwill						10 years
Recoverable amount of asset or cash-generating unit					$ 696,950,000
Borrowing costs capitalised				$ 10,629,000	$ 6,881,000
Capitalisation rate of borrowing costs eligible for capitalisation				6.20%	5.60%
Restricted Stock Units
Disclosure of voluntary change in accounting policy [line items]
Weighted average share price, share options granted (in usd per share) | $ / shares	$ 1.53	$ 3.79	$ 6.72
Performance Stock Units
Disclosure of voluntary change in accounting policy [line items]
Weighted average share price, share options granted (in usd per share) | $ / shares	1.53	3.79	6.72
Closing share price (in usd per share) | $ / shares	$ 1.57	$ 3.68	$ 7.02
Performance Stock Units | Market-Based Vesting Conditions
Disclosure of voluntary change in accounting policy [line items]
Number of instruments granted in share-based payment arrangement (in shares) | shares	838,323	368,732	241,705
Performance Stock Units | Non-Market-Based Vesting Conditions
Disclosure of voluntary change in accounting policy [line items]
Number of instruments granted in share-based payment arrangement (in shares) | shares	2,514,970	1,106,195	644,116
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 1.67	$ 3.33	$ 7.93
Gores Guggenheim, Inc. Business Combination Agreement (BCA)
Disclosure of voluntary change in accounting policy [line items]
Closing share price (in usd per share) | $ / shares				$ 11.23
Binomial Lattice Option Pricing Model
Disclosure of voluntary change in accounting policy [line items]
Time-steps, share options granted				1,000	1,000
Monte Carlo
Disclosure of voluntary change in accounting policy [line items]
Earnout payment term				2 years 11 months 23 days
Number of earn-out tranches | tranche				5
Monte Carlo | Performance Stock Units
Disclosure of voluntary change in accounting policy [line items]
Dividend yield, share options granted			0
Historical average volatility, share options granted	0.75	0.635	0.819
Risk free interest rate, share options granted	4.50%	3.80%	3.50%
Simulation term, share option granted	2 years 8 months 12 days	2 years 8 months 12 days	2 years 3 months 18 days
Expected dividend as percentage, share options granted	0.00%	0.00%
Number of simulation iterations | iteration	100,000	100,000	100,000
Implied volatility, share options granted		75.00%	70.00%
Monte Carlo | Gores Guggenheim, Inc. Business Combination Agreement (BCA)
Disclosure of voluntary change in accounting policy [line items]
Earn-out rights				$ 28,778,000	$ 155,402,000	$ 598,570,000
Class C-2 American Depositary Shares
Disclosure of voluntary change in accounting policy [line items]
Fair value of shares issued				$ 630,000	$ 1,080,000	10,080,000
Stock price per share (in dollars per share) | $ / shares				$ 0.14	$ 0.24
Fair value measurement input implied volatility				1.73	0.88
Fair value measurement input risk free rate				0.04	0.039
Dividend yield, share options granted				0	0
Class C-2 American Depositary Shares | Monte Carlo
Disclosure of voluntary change in accounting policy [line items]
Fair value measurement input implied volatility				0.85	0.80
Fair value measurement input risk free rate				0.04	0.039
Total for all individual assets or cash-generating units
Disclosure of voluntary change in accounting policy [line items]
Impairment loss recognised in profit or loss					$ (339,568,000)	$ 0
2025-2029 Business Plan
Disclosure of voluntary change in accounting policy [line items]
Growth rate used to extrapolate cash flow projections				15.50%
2025-2029 Business Plan | Polestar 3 CGU
Disclosure of voluntary change in accounting policy [line items]
Adjustments for impairment loss recoverable amount				$ (635,226,000)
Adjustments for impairment loss				205,789,000
2025-2029 Business Plan | Internal development project CGU
Disclosure of voluntary change in accounting policy [line items]
Adjustments for impairment loss recoverable amount				(19,328,000)
Adjustments for impairment loss				$ 416,303,000
2024-2028 Business Plan
Disclosure of voluntary change in accounting policy [line items]
Growth rate used to extrapolate cash flow projections					15.50%
2023-2027 Business Plan
Disclosure of voluntary change in accounting policy [line items]
Growth rate used to extrapolate cash flow projections						14.00%
Discount rate applied to cash flow projections						2.00%
Maximum
Disclosure of voluntary change in accounting policy [line items]
Deferred compensation arrangement, cash awards, percentage of annual base salary				3
Collective funding ratio				1.75
Maximum | Acquired IP
Disclosure of voluntary change in accounting policy [line items]
Useful life measured as period of time, intangible assets other than goodwill, remaining period				6 years
Maximum | Software
Disclosure of voluntary change in accounting policy [line items]
Useful life measured as period of time, intangible assets other than goodwill				8 years
Maximum | Acquired IP related to general use
Disclosure of voluntary change in accounting policy [line items]
Useful life measured as period of time, intangible assets other than goodwill				7 years
Maximum | Internally developed IP related to general use
Disclosure of voluntary change in accounting policy [line items]
Useful life measured as period of time, intangible assets other than goodwill				7 years
Minimum
Disclosure of voluntary change in accounting policy [line items]
Collective funding ratio				1.25
Minimum | Acquired IP
Disclosure of voluntary change in accounting policy [line items]
Useful life measured as period of time, intangible assets other than goodwill, remaining period				1 year
Minimum | Software
Disclosure of voluntary change in accounting policy [line items]
Useful life measured as period of time, intangible assets other than goodwill				3 years
Minimum | Acquired IP related to general use
Disclosure of voluntary change in accounting policy [line items]
Useful life measured as period of time, intangible assets other than goodwill				3 years
Minimum | Internally developed IP related to general use
Disclosure of voluntary change in accounting policy [line items]
Useful life measured as period of time, intangible assets other than goodwill				3 years
Executives and Key Management
Disclosure of voluntary change in accounting policy [line items]
Long term variable pay program, vesting period				3 years
Extended Service
Disclosure of voluntary change in accounting policy [line items]
Capitalized contract cost, amortization period				3 years
Connected Service
Disclosure of voluntary change in accounting policy [line items]
Capitalized contract cost, amortization period				8 years